Ohio National Fund, Inc.

Supplement dated October 14, 2022

to the Statement of Additional Information dated April 29, 2022

The following supplements and amends the Statement of Additional Information dated April 29, 2022, as previously supplemented:

Effective October 14, 2022, Ohio National Investments, Inc., has reduced the management fee that it charges for services provided in connection with the operation of the ON iShares Managed Risk Balanced Portfolio, ON iShares Managed Risk Moderate Growth Portfolio, and ON iShares Managed Risk Growth Portfolio (the “Portfolios”). Additionally, BlackRock Investment Management, LLC, has reduced the sub-advisory fee that it charges in connection with the investment and reinvestment of the Portfolios’ assets.

As a result of this fee reduction, the Statement of Additional Information is amended as follows:

Investment Advisory and Other Services

The advisory fee tables for the Portfolios under “Investment Advisory and Other Services” are deleted and replaced with the following:

ON iShares Managed Risk Balanced Portfolio†
0.55% of first $1.5 billion
0.53% over $1.5 billion

ON iShares Managed Risk Moderate Growth Portfolio†
0.55% of first $1.5 billion
0.53% over $1.5 billion

ON iShares Managed Risk Growth Portfolio†
0.55% of first $1.5 billion
0.53% over $1.5 billion

†	Rates effective October 14, 2022

The sub-advisory fee tables for the Portfolios under “Investment Advisory and Other Services” are deleted and replaced with the following:

ON iShares Managed Risk Balanced Portfolio†
0.19% of first $1.5 billion*
0.18% over $1.5 billion*

ON iShares Managed Risk Moderate Growth Portfolio†
0.19% of first $1.5 billion*
0.18% over $1.5 billion*

ON iShares Managed Risk Growth Portfolio†
0.19% of first $1.5 billion*
0.18% over $1.5 billion*

†	Rates effective October 14, 2022
*	Of the combined average daily net assets of the ON iShares Managed Risk Balanced Portfolio, ON iShares Managed Risk Moderate Growth Portfolio and ON iShares Managed Risk Growth Portfolio.

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Please retain this supplement with your Statement of Additional Information for future reference.